Schedule of Long-term Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Line of Credit Facility [Line Items]
Total long-term loans	$ 492,500,000
Loan advanced	515,300,000	55,400,000	137,200,000
Short-term Rand credit facilities [Member]
Line of Credit Facility [Line Items]
Long-term Rand revolving credit facilities	142,400,000	0
Opening balance	0
Loan repaid	0	(55,400,000)
Loan advanced	149,000,000	55,400,000
Translation	(6,600,000)
Closing balance	142,400,000	0
Long-term Rand revolving credit facilities [Member]
Line of Credit Facility [Line Items]
Long-term Rand revolving credit facilities	350,100,000
Loan advanced	366,300,000
Translation	(16,200,000)
Closing balance	$ 350,100,000